Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Line Items]
Aggregate amounts of time deposits of $100,000 or more	$ 2,298,289	$ 2,185,277
Aggregate amounts of deposits in offices outside Panama	227,559	229,170
Interest expense paid to deposits in offices outside Panama	$ 1,235	$ 1,332